Transactions with Related Parties - Summary of Accounts Receivable (Payable) with Other Related Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	$ (252,622)	$ (198,512)	$ (149,637)
Ingeniería y Economía del Transporte, S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable	(3,777)	(1,125)
Especialistas en Alta Cocina, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable		$ 891	$ 383
Mayo 13, S.A. de C.V. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts receivable	$ 417